SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details)	12 Months Ended
	Oct. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)
Employee Benefits
Employee benefit costs	$ 45,244	$ 146,431	$ 166,242
Selling and Marketing Expenses
Selling and marketing	2,438,248	1,764,909	2,517,497
Advertising Costs
Advertising Costs	979,694	837,807	$ 2,466,239
Income Taxes.
Interest and penalties related to significant uncertain tax positions	$ 0	$ 0
Foreign Currency Translation
Closing translation rates	7.3171	7.3029
Average translation rates	7.0584	6.6166	6.4831